Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-versus-Performance Table
The following table sets forth additional compensation information of our CEO (sometimes referred to as PEO for purposes of this section) and our other NEOs along with TSR, net income, and adjusted EBITDA performance results for our fiscal years ended 2022, 2021 and 2020. The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with Company performance, refer to the CD&A beginning on page 52.
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for non-PEO NEOs(3) (d)	Average Compensation Actually Paid to non- PEO NEOs(2)(3) (e)	Total Stockholder Return(4) (f)	Peer Group Total Stockholder Return(4) (g)	Net Income (h)	Adjusted EBITDA (Company Selected Measure)(5) (i)
2022	$3,905,654	$2,406,554	$1,558,682	$1,028,030	$42	$102	($78,107,000)	$138,954,000
2021	$3,703,859	$2,672,360	$1,479,751	$1,177,195	$62	$112	($31,322,000)	$216,112,000
2020	$4,078,908	$6,765,818	$1,546,507	$2,652,357	$128	$124	$25,627,000	$263,565,000
1.	In all the years in question, Mitchell J. Krebs was our Chief Executive Officer.
2.
For performance-based awards, the fair value of equity awards in the “Compensation Actually Paid” or “CAP” columns is calculated using a Monte Carlo simulation valuation model as of the applicable year-end date(s), and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and an expected dividend rate of 0% and takes into consideration the probability of achievement as of each such date.

For the portion of CAP that is based on year-end stock prices, the following prices were used: 2022 $3.36, 2021 $5.04 and 2020 $10.35.
The following tables set forth the adjustments made during each year represented in the pay versus performance (“PVP”) table to arrive at CAP to our NEOs during each of the years in question:
	PEO	Average Non-PEO
Total Reported in 2022 Summary Compensation Table (SCT)	$3,905,654	$1,558,682
Less, value of Stock Awards reported in SCT	$2,045,212	$716,887
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$1,545,292	$541,656
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($969,420)	($340,423)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($29,760)	($14,997)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	($1,499,100)	($530,651)
Actual Compensation Paid for Fiscal Year 2022	$2,406,554	$1,028,030
	PEO	Average Non-PEO
Total Reported in 2021 Summary Compensation Table (SCT)	$3,703,859	$1,479,751
Less, value of Stock Awards reported in SCT	$2,347,253	$820,554
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$1,230,965	$429,463
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$102,629	$99,832
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($17,841)	($11,298)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	($1,031,499)	($302,556)
Actual Compensation Paid for Fiscal Year 2021	$2,672,360	$1,177,195
	PEO	Average Non-PEO
Total Reported in 2020 Summary Compensation Table (SCT)	$4,078,908	$1,546,507
Less, value of Stock Awards reported in SCT	$2,136,136	$780,612
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$5,515,006	$1,997,966
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($418,848)	($60,029)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($273,112)	($51,475)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	$2,686,910	$1,105,850
Actual Compensation Paid for Fiscal Year 2020	$6,765,818	$2,652,357
3.
During 2022, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault and Emilie C. Schouten. During 2021, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault and Hans J. Rasmussen. During 2020, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault and Hans J. Rasmussen. Mr. Rasmussen retired from his position as Senior Vice President, Exploration, effective March 31, 2022.

4.
Company and peer group TSR reflects the Company’s “TSR peer group” as reflected in our 2022 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

5.
Adjusted EBITDA, a non-GAAP financial reporting measure, is used by the Company to evaluate operating performance of our core mining business and allows investors and analysts to compare results of the Company to similar results of other mining companies. For a reconciliation of Adjusted EBITDA to net income, please refer to the tables in the Appendix.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
3.
During 2022, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault and Emilie C. Schouten. During 2021, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault and Hans J. Rasmussen. During 2020, our non-PEO NEOs consisted of Thomas S. Whelan, Michael Routledge, Casey M. Nault and Hans J. Rasmussen. Mr. Rasmussen retired from his position as Senior Vice President, Exploration, effective March 31, 2022.

Peer Group Issuers, Footnote [Text Block]
4.
Company and peer group TSR reflects the Company’s “TSR peer group” as reflected in our 2022 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

PEO Total Compensation Amount	$ 3,905,654	$ 3,703,859	$ 4,078,908
PEO Actually Paid Compensation Amount	$ 2,406,554	2,672,360	6,765,818
Adjustment To PEO Compensation, Footnote [Text Block]
The following tables set forth the adjustments made during each year represented in the pay versus performance (“PVP”) table to arrive at CAP to our NEOs during each of the years in question:
	PEO	Average Non-PEO
Total Reported in 2022 Summary Compensation Table (SCT)	$3,905,654	$1,558,682
Less, value of Stock Awards reported in SCT	$2,045,212	$716,887
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$1,545,292	$541,656
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($969,420)	($340,423)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($29,760)	($14,997)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	($1,499,100)	($530,651)
Actual Compensation Paid for Fiscal Year 2022	$2,406,554	$1,028,030
	PEO	Average Non-PEO
Total Reported in 2021 Summary Compensation Table (SCT)	$3,703,859	$1,479,751
Less, value of Stock Awards reported in SCT	$2,347,253	$820,554
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$1,230,965	$429,463
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$102,629	$99,832
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($17,841)	($11,298)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	($1,031,499)	($302,556)
Actual Compensation Paid for Fiscal Year 2021	$2,672,360	$1,177,195
	PEO	Average Non-PEO
Total Reported in 2020 Summary Compensation Table (SCT)	$4,078,908	$1,546,507
Less, value of Stock Awards reported in SCT	$2,136,136	$780,612
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$5,515,006	$1,997,966
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($418,848)	($60,029)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($273,112)	($51,475)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	$2,686,910	$1,105,850
Actual Compensation Paid for Fiscal Year 2020	$6,765,818	$2,652,357

Non-PEO NEO Average Total Compensation Amount	$ 1,558,682	1,479,751	1,546,507
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,028,030	1,177,195	2,652,357
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following tables set forth the adjustments made during each year represented in the pay versus performance (“PVP”) table to arrive at CAP to our NEOs during each of the years in question:
	PEO	Average Non-PEO
Total Reported in 2022 Summary Compensation Table (SCT)	$3,905,654	$1,558,682
Less, value of Stock Awards reported in SCT	$2,045,212	$716,887
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$1,545,292	$541,656
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($969,420)	($340,423)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($29,760)	($14,997)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	($1,499,100)	($530,651)
Actual Compensation Paid for Fiscal Year 2022	$2,406,554	$1,028,030
	PEO	Average Non-PEO
Total Reported in 2021 Summary Compensation Table (SCT)	$3,703,859	$1,479,751
Less, value of Stock Awards reported in SCT	$2,347,253	$820,554
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$1,230,965	$429,463
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$102,629	$99,832
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($17,841)	($11,298)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	($1,031,499)	($302,556)
Actual Compensation Paid for Fiscal Year 2021	$2,672,360	$1,177,195
	PEO	Average Non-PEO
Total Reported in 2020 Summary Compensation Table (SCT)	$4,078,908	$1,546,507
Less, value of Stock Awards reported in SCT	$2,136,136	$780,612
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$5,515,006	$1,997,966
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($418,848)	($60,029)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($273,112)	($51,475)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Total Adjustments	$2,686,910	$1,105,850
Actual Compensation Paid for Fiscal Year 2020	$6,765,818	$2,652,357

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following graphs compare CAP to (1) company and peer group TSR, (2) Net Income and (3) Adjusted EBITDA.
Compensation Actually Paid vs. Net Income [Text Block]	The following graphs compare CAP to (1) company and peer group TSR, (2) Net Income and (3) Adjusted EBITDA.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graphs compare CAP to (1) company and peer group TSR, (2) Net Income and (3) Adjusted EBITDA.
Total Shareholder Return Vs Peer Group [Text Block]	The following graphs compare CAP to (1) company and peer group TSR, (2) Net Income and (3) Adjusted EBITDA.
Tabular List [Table Text Block]
The following performance measures reflect the Company’s most important performance measures in effect for 2022, as further described and defined in the CD&A.
Adjusted EBITDA
ROIC
Production
Costs Applicable to Sales
Growth in Reserves and Resources
Environmental, Health and Safety Performance
rTSR

Total Shareholder Return Amount	$ 42	62	128
Peer Group Total Shareholder Return Amount	102	112	124
Net Income (Loss)	$ (78,107,000)	$ (31,322,000)	$ 25,627,000
Company Selected Measure Amount	138,954,000	216,112,000	263,565,000
PEO Name	Mitchell J. Krebs	Mitchell J. Krebs	Mitchell J. Krebs
Dividend yield	0.00%	0.00%	0.00%
Share price	$ 3.36	$ 5.04	$ 10.35
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
5.
Adjusted EBITDA, a non-GAAP financial reporting measure, is used by the Company to evaluate operating performance of our core mining business and allows investors and analysts to compare results of the Company to similar results of other mining companies. For a reconciliation of Adjusted EBITDA to net income, please refer to the tables in the Appendix.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Production
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Costs Applicable to Sales
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Growth in Reserves and Resources
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Environmental, Health and Safety Performance
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	rTSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,499,100)	$ (1,031,499)	$ 2,686,910
PEO [Member] | Value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,045,212)	(2,347,253)	(2,136,136)
PEO [Member] | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,545,292	1,230,965	5,515,006
PEO [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(969,420)	102,629	(418,848)
PEO [Member] | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(29,760)	(17,841)	(273,112)
PEO [Member] | Prior Year Fair Value of Prior Year Awards that Failed to Vest this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(530,651)	(302,556)	1,105,850
Non-PEO NEO [Member] | Value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(716,887)	(820,554)	(780,612)
Non-PEO NEO [Member] | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	541,656	429,463	1,997,966
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(340,423)	99,832	(60,029)
Non-PEO NEO [Member] | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,997)	(11,298)	(51,475)
Non-PEO NEO [Member] | Prior Year Fair Value of Prior Year Awards that Failed to Vest this year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0